Financing Arrangements (Details) (USD $) In Millions, unless otherwise specified												6 Months Ended
	Mar. 31, 2013 Revolving credit agreement	Sep. 30, 2012 Revolving credit agreement	May 30, 2012 Revolving credit agreement	Mar. 31, 2013 Secured letter of credit agreement	Sep. 30, 2012 Secured letter of credit agreement	Mar. 31, 2013 Secured letter of credit agreement United Kingdom	Sep. 30, 2012 Secured letter of credit agreement United Kingdom	Mar. 31, 2013 Senior unsecured notes	Mar. 12, 2013 Senior unsecured notes	Sep. 30, 2012 Senior unsecured notes	Apr. 23, 2013 Senior unsecured notes Subsequent event	Mar. 31, 2013 Senior unsecured notes Maximum
Financial arrangement
Maximum borrowing capacity under revolving credit agreement	$ 200.0		$ 200.0	$ 62.6	$ 66.7
Borrowings outstanding	25.0
Interest rate at period end (as a percent)	1.60%
Letters of credit outstanding	43.6	23.5		60.5	64.3
Available amount under line of credit	131.4	176.5
Cash on deposit as collateral						68.8	68.7
Interest rate (as a percent)								3.35%		6.31%
Amount of debt instrument agreed to be issued									100.0
Principal amount of debt instrument									$ 50.0		$ 50.0	$ 25.0
Period for issuance of senior notes												3 years